Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Feb. 24, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Unaudited Quarterly Results	UNAUDITED QUARTERLY RESULTS

Unaudited Quarterly Results	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2023
Revenue	$740.7	$863.3	$826.9	$801.7	$3,232.6
Gross profit	191.6	250.8	237.8	239.2	919.4
Operating income (loss)	(12.6)	28.9	20.5	28.7	65.5
Net income (loss)	(11.4)	19.6	11.4	15.7	35.3
Basic earnings (loss) per share	(0.10)	0.17	0.10	0.13	0.30
Diluted earnings (loss) per share	(0.10)	0.17	0.10	0.13	0.30
2022
Revenue	$556.6	$724.8	$738.2	$753.1	$2,772.7
Gross profit	154.7	206.8	203.6	196.4	761.5
Operating income (loss)	(31.8)	33.9	15.9	2.1	20.1
Net income (loss)	(28.1)	24.7	9.6	(2.2)	4.0
Basic earnings (loss) per share	(0.24)	0.21	0.08	(0.02)	0.03
Diluted earnings (loss) per share	(0.24)	0.21	0.08	(0.02)	0.03
Operating income (loss) and net income (loss) included restructuring costs in all quarters during 2023. See Note 21 for additional information.